October 27, 2005

Securities and Exchange Commission
Division of Corporation Finance
100 F Street, N.E.
Washington, D.C. 20549
Attention: John Krug, Senior Counsel

Re:	LEV Pharmaceuticals, Inc. Preliminary Proxy Statement filed October 19, 2005 File No. 0-32947

Dear Mr. Krug:

In connection with the response to the Staff’s comments to the Preliminary Proxy Statement of Lev Pharmaceuticals, Inc. (the “Company”) filed October 19, 2005, the Company acknowledges hereby that: 1) the Company is responsible for the adequacy and accuracy of the disclosure in the Preliminary Proxy Statement; 2) Staff comments or changes to disclosure in response to Staff comments do not foreclose the Commission from taking any action with respect to the Preliminary Proxy Statement; and 3) the Company may not assert Staff comments as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

LEV PHARMACEUTICALS, INC.

By:	/s/ Joshua D. Schein

Name: Joshua D. Schein Title: Chief Executive Officer